Other Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	₨ 4,934.5	$ 76.1	₨ 4,626.8
Sundry accounts receivable	19,844.2	306.0	17,405.1
Advance tax (net of provision for taxes)	16,876.6	260.2	17,156.8
Advances	3,696.3	57.0	3,670.2
Prepaid expenses	800.8	12.3	595.9
Restricted cash/securitization margin for credit enhancement and securitized transactions	5,998.6	92.5	4,138.6
Derivatives	139,217.1	2,146.8	85,223.0
Others	25,406.4	391.9	21,396.9
Total	₨ 216,774.5	$ 3,342.8	₨ 154,213.3